Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Accounting Policies [Line Items]
Revenues	$ 605	$ 2,202
Operating expenses	221,485	158,453
Assets	221,381	269,786
Liabilities	$ 339,871	253,460
Disposition of investment in non-controlling interests		$ 18,353
Precision Biologics
Accounting Policies [Line Items]
Percentage of ownership interest			68.50%
Globe Immune
Accounting Policies [Line Items]
Percentage of ownership interest	69.10%	60.00%
Globe Immune | VIE
Accounting Policies [Line Items]
Debt Instrument, interest rate	5.00%
Debt Instrument, face amount	$ 6,000
Payments for advance to affiliate	0	$ 1,200
Revenues	0	200
Operating expenses	2,000	7,700
Assets	500	2,300
Liabilities	$ 300	$ 1,500